CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 23,668	$ 23,256	$ 46,965	$ 45,138
Direct costs	(19,906)	(19,841)	(39,726)	(38,536)
Other income and gains	1,483	465	1,864	494
Equity accounted income	401	564	830	1,407
Expenses
Interest expense on borrowings	(154)	(124)	(290)	(241)
Interest Expense on Non-Recourse Borrowings	(3,610)	(2,281)	(7,087)	(4,302)
Corporate costs	(23)	(26)	(37)	(59)
Fair value changes	62	(397)	100	1,383
Tax expense (income)	(409)	(141)	(683)	(849)
Net income	1,512	1,475	1,936	4,435
Net income attributable to:
Shareholders	81	590	201	1,949
Non-controlling interests	1,431	885	1,735	2,486
Net income	$ 1,512	$ 1,475	$ 1,936	$ 4,435
Net income per share:
Diluted	$ 0.03	$ 0.34	$ 0.08	$ 1.16
Basic	$ 0.03	$ 0.35	$ 0.08	$ 1.20